Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member] Increase (decrease) due to application of IFRS 9 [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to owners of parent [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]	Reserve of exchange differences on translation attributable to owners of parent [member]	Reserve of actuarial gains and losses attributable to owners of parent [member]	Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]	Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]	Accumulated other comprehensive income, non-controlling interests [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member] Increase (decrease) due to application of IFRS 9 [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member] Increase (decrease) due to application of IFRS 9 [member]	Reserve of gains and losses on remeasuring assets at fair value attributable to non controlling interest [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]	Reserve of exchange differences on translation, non-controlling interests [member]	Reserve of actuarial gains and losses, non-controlling interests [member]	Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]	Increase (decrease) due to application of IFRS 9 [member]	Total
Effect of IFRS application | Increase (decrease) due to application of IFRS 15 [member]																								€ 815
Balance after effect of IFRS application		€ 1,137		€ 862		€ 36			€ 52	€ 1,212	€ (480)	€ 116	€ (74)	€ 275					€ (2)	€ 289	€ (13)	€ 1		34,082
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2015		1,137		862		36			52	1,212	(480)	116	(74)	275					(2)	289	(13)	1		33,267
Equity at beginning of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2015																								815
Equity at beginning of period at Dec. 31, 2015																								34,082
Variation		(1,285)		(1,265)		(2)			(301)	(1,048)	(77)	120	43	(20)		€ (2)			2	(18)	(3)	1		1,837
Equity at end of period (Previously stated [member]) at Dec. 31, 2016																								33,174
Equity at end of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2016																								671
Equity at end of period at Dec. 31, 2016		(148)		(403)		34			(249)	164	(557)	236	(31)	255		(2)				271	(16)	2		33,845
Variation		(114)		(73)		22			53	(137)	16	(18)	(9)	(41)		1			(4)	(39)		1		1,926
Equity at end of period (Previously stated [member]) at Dec. 31, 2017				(475)		56								212		(1)								32,942
Equity at end of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017																								570
Equity at end of period at Dec. 31, 2017		(262)		(476)		€ 56			(196)	27	(541)	218	(40)	214		€ (1)			(4)	232	(16)	3	€ (23)	33,512
Effect of IFRS application	€ (39)		€ (39)		€ (56)		€ 17								€ 1		€ (1)						€ (23)
Balance after effect of IFRS application		(301)		(515)				€ 17	(196)	27	(541)	218	(40)	214				€ (1)	(4)	232	(16)	3		33,489
Variation		(47)		(56)				(27)	(68)	(12)	37	14		9				(3)	1	5	8	(2)		2,111
Equity at end of period at Dec. 31, 2018		€ (348)		€ (571)				€ (10)	€ (264)	€ 15	€ (504)	€ 232	€ (40)	€ 223				€ (4)	€ (3)	€ 237	€ (8)	€ 1		€ 33,249